COMMITIMENTS AND CONTINGENCIES (Tables)	24 Months Ended
Dec. 31, 2014
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Years ending December 31,	Amount
2015	$4,150
Total	$4,150